Financial Risk Management Objectives and Policies - Equity Price Risk Sensitivity Analysis Assuming 10% Increase/(Decrease) in Underlying Prices (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	$ 327	¥ 2,188	¥ 2,471